Intangible Assets - Navios Partners (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Favorable lease terms - Cost	$ 83,716	$ 83,716
Favorable lease terms - Accumulated amortization	(81,133)	(80,550)
Favorable lease terms - Net Book Value	2,583	$ 3,166
Additions - Accumulated Amortization	(583)
Additions - Net Book Value	$ (583)